FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of maturity analysis of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		$ 6,294	$ 8,150	$ 6,895
Payables in respect of processing activity	$ 130,958	104,523
Trade payables	83	97
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Short-term loans	25,276	47,477
Long-term bank loans	28,600	1,480
Long-term loans from others		3,835
Liability in respect of purchase of servers		173
Lease liabilities	7,449	6,739
Payables in respect of processing activity	132,612	104,523
Trade payables	21,059	17,464
Other payables	33,887	25,650
Total	248,883	207,341
Liquidity risk | Less than one year
Disclosure of detailed information about financial instruments [line items]
Short-term loans	25,276	47,477
Long-term bank loans	6,009	1,110
Long-term loans from others		3,835
Liability in respect of purchase of servers		99
Lease liabilities	3,072	2,325
Payables in respect of processing activity	132,612	104,523
Trade payables	21,059	17,464
Other payables	33,887	25,650
Total	221,915	202,483
Liquidity risk | Between 1 and 2 years
Disclosure of detailed information about financial instruments [line items]
Short-term loans	0	0
Long-term bank loans	11,213	370
Long-term loans from others		0
Liability in respect of purchase of servers		74
Lease liabilities	3,724	1,897
Payables in respect of processing activity	0	0
Trade payables	0	0
Other payables	0	0
Total	14,937	2,341
Liquidity risk | Between 3 and 5 years
Disclosure of detailed information about financial instruments [line items]
Short-term loans	0	0
Long-term bank loans	9,566	0
Long-term loans from others		0
Liability in respect of purchase of servers		0
Lease liabilities	627	2,022
Payables in respect of processing activity	0	0
Trade payables	0	0
Other payables	0	0
Total	10,193	2,022
Liquidity risk | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Short-term loans	0	0
Long-term bank loans	1,812	0
Long-term loans from others		0
Liability in respect of purchase of servers		0
Lease liabilities	26	495
Payables in respect of processing activity	0	0
Trade payables	0	0
Other payables	0	0
Total	$ 1,838	$ 495